Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets	Prepaid expenses and other current assets

	As of December 31,
(in thousands)	2019	2020
Prepaid advertising	€2,148	€2,297
Other prepaid expenses	2,076	4,132
Other assets	383	4,009
Total	€4,607	€10,438